Equity and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 8 – Equity and Stock-Based Compensation

Successor Company Common Stock

Under the Second Amended and Restated Certificate of Incorporation of the Successor Company, it has the authority to issue a total of 32,500,000 shares of capital stock, consisting of: (i) 31,500,000 shares of common stock, par value $0.0001 per share (the “New Common Stock”) and 1,000,000 shares of preferred stock, par value $0.0001 per share, which will have such rights, powers and preferences as the board of directors of the Company (the “Board of Directors”) shall determine.

In accordance with the Plan, as of the Effective Date, the Company issued 7,500,000 shares (the “Recapitalization Shares”) of New Common Stock to certain investors (the “Recapitalization Investors”) for gross cash proceeds of $7,300,000 and net cash to the Company of $7,052,500 (the “Recapitalization Financing”).   The net cash amount excludes the effect of $100,000 in offering expenses paid from the proceeds of the DIP Financing, which was converted into Series A Preferred Stock as of the Effective Date.

A significant majority of the Recapitalization Investors executed backstop commitments to purchase up to 12,800,000 additional shares of New Common Stock for an aggregate purchase price of up to $3,000,000 (collectively, the “Backstop Commitment). The Company cannot call the Backstop Commitment prior to June 30, 2017.

With respect to each Recapitalization Investor who executed a Backstop Commitment, the commitment terminates on the earlier of (i) the date on which the Company receives net proceeds (after deducting all costs, expenses and commissions) from the sale of New Common Stock in the aggregate amount of the Backstop Commitment, (ii) the date that all shares of Series A Preferred Stock (as defined below) have been redeemed by the Company or (iii) the date that all shares of Series A Preferred Stock are no longer owned by entities affiliated with Deerfield  (“Termination Date”). Under the terms of the Backstop Commitment, the Company is obligated to pay to the committed Recapitalization Investors upon the Termination Date a commitment fee of $250,000 in the aggregate.

Under the Plan of Reorganization, the Company committed to the issuance of up to 3,000,000 shares of New Common Stock and subsequently issued 2,264,612 shares of New Common Stock (the “Exchange Shares”) on the Effective Date to record holders of the Old Common Stock as of March 28, 2016 who executed and timely delivered the required release documents no later than July 5, 2016 in accordance with the Confirmation Order and the Plan.  The holders of Old Common Stock who executed and timely delivered the required release documents are referred to as the “Releasing Holders.”

The 2,264,612 Exchange Shares were issued as of the Effective Date to Releasing Holders who asserted ownership of a number of shares of Old Common Stock that matched the Company’s records or could otherwise be confirmed, at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders as of March 28, 2016.  In accordance with the Plan, if the calculation would otherwise have resulted in the issuance to any Releasing Holder of a number of shares of New Common Stock that is not a whole number, then the number of shares actually issued to such Releasing Holder was determined by rounding down to the nearest number.

On June 20, 2016, the Company issued 162,500 shares of New Common Stock (the “Administrative Claim Shares”) pursuant to the Order Granting Application of the Ad Hoc Equity Committee Pursuant to 11 U.S.C. §§ 503(b)(3)(D) and 503(b)(4) for Allowance of Fees and Expenses Incurred in Making a Substantial Contribution, entered by the Bankruptcy Court on June 20, 2016.   The Administrative Claim Shares were issued to holders of administrative claims under sections 503(b)(3)(D) and 503(b)(4) of the Bankruptcy Code. Of the 162,500 shares, 100,000 shares were issued to outside counsel to the Ad Hoc Equity Committee of the Company’s equity holders as compensation of all remaining allowed fees for legal services provided by such counsel, and 62,500 were issued to designees of the Ad Hoc Equity Committee who had granted loans in an aggregate amount of $62,500 to the Ad Hoc Equity Committee in December 2015 as repayment of such loans.

Successor Company Stock Purchase Warrants

As part of the Recapitalization Financing, the Company also issued warrants to purchase 6,180,000 shares of New Common Stock to certain of the Recapitalization Investors (the “Warrants”). The Warrants terminate on May 5, 2021 and are exercisable at any time on or after November 5, 2016 at exercise prices ranging from $0.50 per share to $1.00 per share.  The number of shares of New Common Stock underlying a Warrant and its exercise price are subject to customary adjustments upon subdivisions, combinations, payment of stock dividends, reclassifications, reorganizations and consolidations. The Warrants are classified in equity.

Successor Company Series A Preferred Stock

On the Effective Date, the Company filed a Certificate of Designations of Series A Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating 29,038 shares of the Company’s undesignated preferred stock, par value $0.0001 per share, as Series A Preferred Stock (the “Series A Preferred Stock”). On the Effective Date, the Company issued 29,038 shares of Preferred Stock to the Deerfield Lenders in accordance with the Plan pursuant to the exemption from the registration requirements of the Securities Act provided by Section 1145 of the Bankruptcy Code. The Deerfield Lenders did not receive any shares of New Common Stock or other equity interests in the Company.

The Series A Preferred Stock has no stated maturity date, is not convertible or redeemable and carries a liquidation preference of $29,038,000, which is required to be paid to holders of such Series A Preferred Stock before any payments are made with respect to shares of New Common Stock (and other capital stock that is not issued on parity or senior to the Series A Preferred Stock) upon a liquidation or change in control transaction.  For so long as Series A Preferred Stock is outstanding, the holders of Series A Preferred Stock have the right to nominate and elect one member of the board of directors of the Company (the “Board of Directors”) and to have such director serve on a standing committee of the Board of Directors established to exercise powers of the Board of Directors in respect of decisions or actions relating to the Backstop Commitment.   The Series A Preferred Stock have voting rights, voting with the New Common Stock as a single class, with each share of Series A Preferred Stock having the right to five votes, currently representing approximately one percent (1%) of the voting rights of the capital stock of the Company, and the holders of Series A Preferred Stock have the right to approve certain transactions and incurrences of debt. Under the Certificate of Designations, for so long as the Backstop Commitment remains in effect, a majority of the members of the standing backstop committee of the Board of Directors may approve a drawdown under the Backstop Commitment. Among other restrictions, the Certificate of Designations for our Series A Preferred Stock limits the Company’s ability to (i) issue securities that are senior or pari passu with the Series A Preferred Stock, (ii) incur debt other than for working capital purposes not in excess of $3.0 million, (iii) issue securities that are junior to the Series A Preferred Stock and that provide certain consent rights to the holders of such junior securities in connection with a liquidation or contain certain liquidation preferences, (iv) pay dividends on or purchase shares of its capital stock, and (v) change the authorized number of members of its Board of Directors to a number other than five, in each case without the consent of holders representing at least two-thirds of the outstanding shares of Series A Preferred Stock. The Series A Preferred Stock is classified in equity.

Predecessor Company Common Stock

The Predecessor Company’s Certificate of Incorporation authorized 440,000,000 shares of capital stock, consisting of 425,000,000 authorized shares of Old Common Stock and 15,000,000 Series A, B, C, and D convertible preferred stock. Each share of Old Common Stock represented the right to one vote, and holders of the Old Common Stock were entitled to receive dividends as may be declared by the Board of Directors. No dividends were declared or paid on our Old Common Stock in 2016 or 2015. Pursuant to the Plan of Reorganization, as of the Effective Date all equity interests of the Company, including but not limited to all shares of the Old Common Stock (including its redeemable common stock), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled.

2014 Private Placement

In March 2014, we raised $2.0 million from the private placement of 3,846,154 shares of common stock (at a price of $0.52 per share) and five-year stock purchase warrants to purchase 2,884,615 shares of common stock at $0.52 per share. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we classified the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $1.1 million. We re-measure the warrants to fair value at each balance sheet date; the estimated fair value of the warrant liabilities was de minimis at December 31, 2015. Issuance costs, in the form of warrants and fees, were valued at approximately $136,000 and were recorded to additional paid-in-capital.

Predecessor Stock Purchase Warrants

The Company had the following stock purchase warrants outstanding at May 4, 2016:
Outstanding	Exercise Price	Expiration Date	Classification

20,000	$0.40	June 2016	Equity
136,364	$0.66	February 2018	Equity
6,363,638	$0.75	February 2018	Equity
5,047,461	$0.65	December 2017	Equity
232,964	$0.65	December 2017	Equity
2,884,615	$0.52	March 2019	Liability
1,474,615	$0.52	March 2019	Liability
3,525,000	$0.52	June 2019	Liability
1,079,137	$0.70	February 2020	Equity
250,000	$0.70	February 2020	Equity
25,115,384	$0.52	March 2021	Liability
67,500,000	$0.52	June 2021	Liability
113,629,178

All of such warrants were cancelled in their entirety as of the Effective Date.

Stock-Based Compensation

The Company’s 2002 Long Term Incentive Plan (“LTIP”) and 2013 Equity Incentive Plan (“EIP” and, together with the LTIP, the “Incentive Plans”) permitted the awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents and other stock-based awards to employees, directors and consultants. We were authorized to issue up to 10,500,000 shares of common stock under the LTIP and up to 18,000,000 shares under the EIP (as approved by our shareholders on June 9, 2014). All stock options granted under the LTIP and EIP were cancelled in their entirety as of the Effective Date.

As of May 4, 2016, the Company only issued stock options under the Incentive Plans. Stock option terms were determined by the Board of Directors for each option grant, and options generally vested immediately upon grant or over a period of time ranging up to four years, were exercisable in whole or installments, and expired no longer than ten years from the date of grant. There were no stock options granted or exercised for the period from January 1, 2016 through May 4, 2016. As of May 4, 2016, there was approximately $0.3 million of total unrecognized compensation cost related to non-vested stock options, and in the absence of our emergence from bankruptcy, that cost would have been recognized over a weighted-average period of 2.4 years. As a result of the cancellation of all outstanding stock options and the application of fresh start accounting as of the Effective Date, unrecognized compensation costs related to the stock options outstanding as of May 4, 2016 are not recognized after the Effective Date.

The Company recorded stock-based compensation expense in the periods presented as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor

Sales and marketing	$-	$(36,046)
Research and development	-	21,072
General and administrative	-	149,577
	$-	$134,603

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor

Sales and marketing	$-	$18,504	$83,583
Research and development	-	6,858	64,542
General and administrative	-	29,719	509,193
	$-	$55,081	$657,318

In July 2016, the Board of Directors approved, and in August 2016 it amended, the 2016 Omnibus Plan, which remains subject to approval by the Company’s stockholders. In July and August 2016, the Board of Directors granted options to purchase an aggregate of 1,362,500 shares of New Common Stock to certain of the Company’s management, employees and directors, subject to approval of the 2016 Omnibus Plan by the Company’s stockholders, of which 105,000 options have been forfeited since their grant date. Until such time as the 2016 Omnibus Plan is approved by the Company’s stockholders, the Company will not begin recognizing any stock-based compensation expense.

Note 13 — Equity

On January 26, 2016, we filed a voluntary petition in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”), which is being administered under the caption “In re: Nuo Therapeutics, Inc.”, Case No. 16-10192 (MFW). On April 25, 2016, the Bankruptcy Court entered an Order Granting Final Approval of Disclosure Statement and Confirming Debtor’s Plan of Reorganization, which confirmed the Company’s Modified First Amended Plan of Reorganization under Chapter 11 of the Bankruptcy Code (as confirmed, the “Plan”). The Plan became effective on May 5, 2016 (the “Effective Date”). Pursuant to the Plan, as of the Effective Date (i) all equity interests of the Company, including but not limited to all shares of the Company’s common stock, $0.0001 par value per share (including its redeemable common stock)(the “Old Common Stock”), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. See Note 17 – Subsequent Events for additional details.

Common Stock

Our common stock has a par value of $.0001 per share. On June 9, 2014, the Company’s shareholders approved an amendment to the Company’s then-effective Certificate of Incorporation to increase the number of authorized shares of all classes of capital stock from 215,000,000 shares to 440,000,000 shares, and the authorized number of common stock from 200,000,000 shares to 425,000,000 shares. Common stock was subordinate to Series A, B, C, and D convertible preferred stock. Each share of common stock represented the right to one vote, and holders of common stock were entitled to receive dividends as may be declared by the Board of Directors. No dividends were declared or paid on our common stock in 2015 and 2014.

2014 Private Placement

In March 2014 we raised $2.0 million from the private placement of 3,846,154 shares of common stock (at a price of $0.52 per share) and five-year stock purchase warrants to purchase 2,884,615 shares of common stock at $0.52 per share. As a result of certain non-standard anti-dilution provisions and cash settlement features contained in the warrants, we classified the detachable stock purchase warrants as derivative liabilities, initially at their estimated relative fair value of approximately $1.1 million. We re-measure the warrants to fair value at each balance sheet date. Issuance costs, in the form of warrants and fees, were valued at approximately $136,000 and were recorded to additional paid-in-capital.

2014 Issuance to Deerfield

In June 2014, we issued 2,709,677 shares of our common stock (with a value of $1.1 million) to Deerfield in satisfaction of certain transaction fees.

2014 Issuance to former Aldagen Shareholders

In November 2014, we amended and settled our contingent consideration obligations from our 2012 acquisition of Aldagen by issuing 1,270,000 shares of our common stock.

2014 Issuances to Lincoln Park

In February 2013, we entered into a purchase agreement and a registration rights agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”). Under the terms and subject to the conditions of the agreements, the Company had the right to sell to and Lincoln Park was obligated to purchase up to $15 million in shares of the Company’s common stock, subject to certain limitations, from time to time, over the 30-month period commencing on the date that a registration statement is declared effective by the SEC. The Company was able to direct Lincoln Park every other business day, at its sole discretion and subject to certain conditions, to purchase up to 150,000 shares of common stock in regular purchases, increasing to amounts of up to 200,000 shares depending upon the closing sale price of the common stock. In addition, the Company was able to direct Lincoln Park to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the common stock was not below $1.00 per share. The purchase price of shares of common stock related to the funding would be based on the prevailing market prices of such shares at the time of sales (or over a period of up to 12 business days leading up to such time), but in no event were shares sold under this arrangement on a day the common stock closing price was less than the floor price of $0.45 per share, subject to adjustment. The Company’s sales of shares of common stock under the agreements were limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of the common stock.

The arrangement with Lincoln Park expired on January 17, 2016. Prior to its expiration we had issued 5,250,000 shares to Lincoln Park (raising approximately $2.4 million in gross proceeds). In addition to those shares, the Company issued to Lincoln Park 434,126 shares of common stock in satisfaction of certain transaction fees.

Stock Purchase Warrants

The Company had the following stock purchase warrants outstanding at December 31, 2015 and 2014:

Outstanding
2015	2014	Exercise Price	Expiration Date	Classification

-	1,070,916	$0.51	February 2015	Equity
-	325,000	$1.25	February 2015	Equity
-	325,000	$1.50	February 2015	Equity
-	325,000	$1.75	February 2015	Equity
-	1,295,138	$0.54	April 2015	Equity
-	100,000	$0.37	October 2015	Equity
1,488,839	1,488,839	$0.60	April 2016	Equity
916,665	916,665	$0.50	April 2016	Equity
20,000	20,000	$0.40	June 2016	Equity
136,364	136,364	$0.66	February 2018	Equity
6,363,638	6,363,638	$0.75	February 2018	Equity
5,047,461	5,047,461	$0.65	December 2018	Equity
232,964	232,964	$0.65	December 2018	Equity
2,884,615	2,884,615	$0.52	March 2019	Liability
1,474,615	1,474,615	$0.52	March 2019	Liability
3,525,000	3,525,000	$0.52	June 2019	Liability
1,079,137	1,079,137	$0.70	February 2020	Equity
250,000	250,000	$0.70	February 2020	Equity
25,115,384	25,115,384	$0.52	March 2021	Liability
67,500,000	67,500,000	$0.52	June 2021	Liability
116,034,682	119,475,736

Certain of the above warrants were issued to consultants in exchange for services provided (see “stock-based compensation” below). All of the above warrants were cancelled in their entirety as of the Effective Date as discussed above.

Stock-Based Compensation

The Company’s 2002 LTIP and 2013 Equity EIP (together with the LTIP, the “Incentive Plans”) permitted the awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents and other stock-based awards to employees, directors and consultants. We were authorized to issue up to 10,500,000 shares of common stock under the LTIP and up to 18,000,000 shares under the EIP (as approved by our shareholders on June 9, 2014). At December 31, 2015, 3,224,721 and 13,674,311 shares were available to be issued under the LTIP and EIP, respectively. All stock options granted under the LTIP and EIP were also cancelled in their entirety as of the Effective Date as discussed above.

As of December 31, 2015, the Company only issued stock options under the Incentive Plans. Stock option terms were determined by the Board of Directors for each option grant, and generally vested immediately upon grant or over a period of time ranging up to four years, were exercisable in whole or installments, and expired no longer than ten years from the date of grant. A summary of stock option activity under the Incentive Plans as of December 31, 2015, and changes during 2015, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2015	14,205,625	$0.80	7.2	$2,000
Granted	1,033,259	$0.22		$-
Exercised	-	$-		$-
Forfeited or expired	(4,169,718)	$0.69		$-
Outstanding at December 31, 2015	11,069,166	$0.78	6.1	$-
Exercisable at December 31, 2015	8,386,028	$0.90	5.2	$-
Vested & expected to vest at December 31, 2015	11,069,166	$0.78	6.1	$-

The weighted-average grant-date fair value of stock options granted under the Incentive Plans during 2015 and 2014 was $0.18 and $0.40, respectively. We granted 1,033,259 and 8,462,248 stock options during 2015 and 2014, respectively; the fair value of stock options granted and vested during 2015 was approximately $187,000 and $1,292,000, respectively. No stock options were exercised during 2015 and 2014. As of December 31, 2015, there was approximately $810,000 of total unrecognized compensation cost related to non-vested stock options, and that cost was expected to be recognized over a weighted-average period of 2.6 years. As a result of the cancellation of all outstanding stock options and the application of fresh start accounting as of the Effective Date, unrecognized compensation costs related to the stock options outstanding as of May 4, 2016 are not recognized after the Effective Date. The following table summarizes information about stock options outstanding as of December 31, 2015:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.00 - $0.29	626,159	9.63	$0.18	0	—
$0.30 - $0.50	2,561,124	6.84	$0.40	1,678,659	$0.41
$0.51 - $0.75	4,926,406	7.04	$0.60	3,751,892	$0.60
$0.76 - $1.25	745,000	4.59	$0.95	745,000	$0.95
$1.26 - $1.75	1,512,477	3.04	$1.41	1,512,477	$1.41
$1.76 - $2.75	638,000	1.38	$2.32	638,000	$2.32
$2.76 - $4.50	0	0.00	—	0	—
$4.51 - $6.00	60,000	0.03	$5.07	60,000	$5.07

Additionally, the Company has issued certain stock purchase warrants in exchange for the performance of services, not covered by the Incentive Plans. A summary of service provider warrant activity as of December 31, 2015, and changes during 2015, is presented below:

Warrants to Service Providers	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2015	1,481,364	$1.20	1.3	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(1,075,000)	$1.39		$-
Outstanding at December 31, 2015	406,364	$0.67	3.3	$-
Exercisable at December 31, 2015	406,364	$0.67	3.3	$-

There were no such warrants granted in 2015, and there were no exercises in 2015. The following table summarizes information about these warrants outstanding as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
		Weighted	Weighted		Weighted
Range of	Number of	Average	Average		Average
Exercise	Outstanding	Remaining	Exercise	Number	Exercise
Prices	Shares	Contract Life	Price	Exercisable	Price
$0.30 - $0.50	20,000	0.5	$0.40	20,000	$0.40
$0.51 - $0.75	386,364	3.4	$0.69	386,364	$0.69

As of December 31, 2015, there no unrecognized compensation cost related to these warrants.

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2015	2014
Awards under the 2002 LTIP and 2013 EIP	782,731	1,269,150
Awards outside the equity-based plans	24	10,145
	$782,755	$1,279,295
Included in Statements of Operations caption as follows:
Sales and marketing	$156,297	$158,522
Research and development	74,989	66,996
General and administrative	551,469	1,053,777
	$782,755	$1,279,295

See Note 17 – Subsequent Events for the grant of stock options to employees and directors under the Company’s 2016 Omnibus Incentive Compensation Plan after the Effective Date.